INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories as of December 31, 2013 and December 31, 2012 consist of the following:

	December 31, 2013	December 31, 2012

Raw materials	$5,237,724	$7,865,191
Work-in-process	2,765,072	3,491,181
Finished goods	9,493,879	11,406,173
	$17,496,675	$22,762,545